Revenues (Tables)	12 Months Ended
Dec. 31, 2023
Revenue [abstract]
Schedule Of Revenues

The table below presents a summary for the years ended December 31, 2021, 2022 and 2023, of the Company’s revenues (these do not include revenues related to improvements to concession assets under IFRIC 12). Using the Airports Law classification, the information is sent to the SICT to comply with the Company’s reporting obligations with respect to regulated and unregulated revenues, which are classified as either aeronautical or non-aeronautical revenues. For this presentation, access fees charged to third parties for complementary services are classified as airport services.

	2021		2022		2023
Regulated revenues
Airport operating services to airlines:
Landing	Ps.	930,401	Ps.	1,262,276	Ps.	1,406,936
Charges for not canceling extended stay reservations		9,542		10,102		27,774
Parking on embarking/disembarking platform		105,345		147,775		172,395
Parking on extended stay or overnight platform		120,056		130,002		132,556
Passenger walkways and shuttle buses		27,266		36,646		38,383
Airport security charges		303,145		517,402		569,599
Airport real estate services to airlines:
Leasing of hangars to airlines		29,455		31,470		31,072
Leasing of shops, warehouses and stockrooms to airlines (operating)		5,657		6,252		7,148
Leasing of space and other terminal facilities to airlines within the terminal (operating)		49,830		72,975		70,152
Leasing of land and other surfaces to airlines outside the terminal (operating)		17,174		11,308		8,619
Leasing of check-in desks and other terminal space		4,940		5,132		5,366
Leasing of desks and other terminal space for ticket sale		2,605		2,187		2,165

Airport passenger services:
Domestic passenger charges		4,790,143		6,753,767		7,784,766
International passenger charges		5,186,458		7,689,784		8,276,384
Airport real estate services and rights of access to other operators		65,410		100,864		109,983
Complementary services:
Catering services		12,772		31,647		39,337
Other third-party ramp services rendered to airlines		104,481		160,196		188,772
Traffic and/or dispatch		31,110		39,123		44,759
Fuel supply or removal		178,170		314,642		335,941
Third-party airplane maintenance and repair		9,994		13,184		15,288
Total aeronautical services (regulated revenues included in the maximum rate)		11,983,954		17,336,734		19,267,395

Regulated revenues not included in the maximum rate:
Car parking charges		388,106		548,862		706,923
Recovery of cost over aeronautical services		116,769		133,163		134,753
Recovery of cost over non-aeronautical services		69,763		90,257		93,802
Total regulated revenues not included in the maximum rate		574,638		772,282		935,478
Total regulated revenues		12,558,592		18,109,016		20,202,873

	2021		2022		2023
Unregulated revenues(1)
Commercial concessions:
Retail operations		232,498		398,956		500,449
Food and beverages		333,157		484,804		617,302
Duty free		435,799		584,218		600,300
VIP lounges		40,355		65,593		74,523
Financial services		46,011		59,479		60,885
Communications and networks		12,101		13,770		13,890
Car rentals		342,697		471,340		526,202
Commercial leasing		16,749		24,797		20,016
Advertising		61,384		104,830		149,244
Time sharing developers		188,658		237,783		225,927
Leasing of space to airlines and other complementary service providers (non-operating)		142,520		148,100		205,381
Lease outside the terminal		77,644		96,041		111,031
Convenience store		177,263		315,788		494,665
VIP Lounges operated directly		219,498		374,038		432,481
Royalties		8,075		7,141		2,277
Revenues from sharing of commercial activities:
Retail operations		168,797		215,055		197,718
Food and beverages		184,097		293,713		385,580
Duty free		101,267		127,072		161,180
Financial services		22,571		31,518		41,736
Car rentals		58,892		70,374		84,023
Access fee for ground transportation		91,504		109,552		122,249
Non-airport access fees		35,654		45,187		32,557
Other leases		11,924		25,197		42,598
Services rendered to ASA		1,603		3,081		2,891
Various commercial-related revenues		77,085		117,529		124,846
Total unregulated revenues		3,087,803		4,424,956		5,229,951
Total of Non-aeronautical services(2)		3,662,441		5,197,238		6,165,429
Total aeronautical and non-aeronautical services	Ps.	15,646,395	Ps.	22,533,972	Ps.	25,432,824

(1)
Unregulated revenues are earned based on the terms of the Company’s operating lease agreements. Lease agreements are based on either a monthly rent (which generally increases each year based on the National Consumer Price Index (INPC) in Mexico and based on the CPI or the greater of a monthly minimum guaranteed rent or a percentage of the lessee’s monthly revenues. Monthly rent and minimum guaranteed rent earned on the Company’s operating lease agreements are included under the caption “Commercial concessions” above. Revenues earned in excess of the minimum guaranteed rent are included in the “Revenues from sharing of commercial activities” caption above (Note 31).
(2)
Includes the total regulated revenues not included in the maximum rate and total unregulated revenues.

Summary of Timing of Satisfaction of Performance Obligations in Contracts with Customers	The following table presents information on the nature and timing of satisfaction of performance obligations in contracts with customers, including significant payment terms, and the corresponding revenue recognition policy.

Advanced payments from clients represent payments for future services that have not yet been provided and if they are not performed, the Company has the obligation to reimburse their customers for such.

Type of Contract	Nature and timing of service	Revenue recognition according IFRS 15

Aeronautical contracts with airlines

The Company provides the facilities to serve the passengers and the price is determined based on Maximum Rates approved by the SCT and the JCAA in Jamaica and is assigned based on the service category (TUA, operational airport services, and real estate services to airlines and car parking).

Revenue is recognized monthly as the service is provided, based on the movement of passengers and aircraft associated with the type of service.
Complementary services	The Company provides the facilities to the client in order to render service and ground support to the airlines, based on the specific rates according to the aircraft and tariff for cargo volume.	Revenue assigned according to the type of service provided monthly when the service is performed over time.

Commercial concessions

The Company provides spaces within its terminal buildings that consist of the rental of the space in the airport terminals (different from the spaces occupied by the airlines that are essential for its operation), income from car parking, access fees to third parties that provide catering services and other services at airports, other miscellaneous income and royalties for the use of trademarks of the Company.

Revenues are recognized through operating lease agreements, and either with monthly fixed rent or a percentage of the lessee´s monthly revenues, whichever is higher. Rental income from the Company´s leases is recognized using a straight-line basis over the term of the relevant lease.